Supplementary Financial Information (Summary of Investments And Other Property) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Assets related to employee benefit plans	$ 133	$ 124
Land	20	16
Other	2	2
Total investments and other property	$ 155	$ 142